UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2554

Name of Registrant: VANGUARD MONEY MARKET RESERVES

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD(R) MONEY MARKET FUNDS

AUGUST 31, 2003

[GRAPHIC]
ANNUAL REPORT

[THE VANGUARD GROUP(R) LOGO]

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During the 12 months ended August 31, 2003, the yields of money market instruments plumbed new depths, which translated into very modest total returns for the Vanguard Money Market Funds.

================================================================================
2003 TOTAL RETURNS                  FISCAL YEAR ENDED AUGUST 31
---------------------------------------------------------------
                                                      SEC 7-DAY
                                         AVERAGE     ANNUALIZED
                            VANGUARD   COMPETING       YIELD**:
VANGUARD MONEY MARKET FUND      FUND       FUND*      8/31/2003
---------------------------------------------------------------
PRIME
  Investor Shares               1.1%        0.6%          0.76%
  Institutional Shares+         1.3         1.0           0.95
FEDERAL                         1.1         0.7           0.75
TREASURY                        1.0         0.7           0.70
ADMIRAL TREASURY++              1.2         0.7           0.86
---------------------------------------------------------------
 *For the Prime and Federal Funds, derived from data provided by Lipper Inc.;
  for the Treasury and Admiral Treasury Funds, data provided by iMoneyNet, Inc. **The yield of a money market fund more closely reflects the current earnings of the fund than its total return.
 +Minimum initial investment is $10 million.
++Minimum initial investment is $50,000.
================================================================================

These returns were nevertheless significantly better than the average returns of our funds' peer groups, as illustrated by the adjacent table. The table also displays each fund's annualized yield as of August 31.

One easy-to-overlook achievement in this low-return environment is the funds' continued success in meeting their mandates to preserve principal (the share price of each fund held steady at $1, as is expected but not guaranteed), provide liquidity, and generate superior relative returns.

DISMAL AT THE START, THE STOCK MARKET PERKED UP

A slumping economy, weak corporate profits, and growing geopolitical tensions weighed heavily on the stock market as our fiscal year began, and a two-month rally from mid-October quickly ran out of steam. However, following the successful conclusion of major combat operations in Iraq, a distinctly upbeat mood began to permeate the market place. Stock prices began to rebound across capitalizations and industry sectors in response to solid corporate earnings announcements and a slew of positive economic reports.

The U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 14.9% for the fiscal year. Technology and other growth-oriented stocks, which had sustained massive losses during the past few years, were among the most impressive gainers. The market's smaller stocks outpaced larger issues, demonstrating investors' renewed appetite for risk.

U.S. investors were rewarded with good returns in many international markets as well, although stock performance was only part of the story. The weakening of the U.S. dollar by almost 10% relative to the euro and Japanese yen transformed results that were mediocre by local-currency standards into strong dollar-denominated returns.

INTEREST RATES FELL THROUGH MUCH OF
THE FISCAL YEAR, THEN BOUNCED BACK A BIT

In the bond market, the fiscal year was marked by two distinctly different phases. Prior to mid-June, the lethargic economy and ongoing flight from equities to bonds drove the prices of bonds higher and their yields lower. The yield of the benchmark 10-year U.S. Treasury note dropped to a 45-year low of 3.11% on June 13. After that point, however, longer- term interest rates rose rapidly, with the yield of the 10-year T-note standing at 4.46% on August 31. For the 12 months, the Lehman Brothers Aggregate Bond Index, a measure of the taxable investment-grade bond market, provided a total return of 4.4%.

================================================================================
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                   PERIODS ENDED AUGUST 31, 2003
                                               ---------------------------------
                                                ONE          THREE          FIVE
                                               YEAR          YEARS         YEARS
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                    4.4%           8.2%          6.6%
 (Broad taxable market)
Lehman Municipal Bond Index                    3.1            6.5           5.3
Citigroup 3-Month Treasury Bill Index          1.3            2.9           3.8
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               12.9%         -11.4%          3.1%
Russell 2000 Index (Small-caps)               29.1           -1.2           9.5
Wilshire 5000 Index (Entire market)           14.9          -10.7           3.5
MSCI All Country World Index Free
  ex USA (International)                      12.2          -10.0           1.1
================================================================================
CPI
Consumer Price Index                           2.2%           2.2%          2.5%
================================================================================

Corporate bonds outperformed Treasuries across all maturities. High-yield corporate bonds performed spectacularly--the Lehman High

Yield Index, which tracks the performance of bonds issued by companies with low credit ratings, returned 24.9% for the period.

======================================================
CHANGES IN YIELDS
                            SEC 7-DAY ANNUALIZED YIELD
                            --------------------------
                            AUGUST 31,      AUGUST 31,
MONEY MARKET FUND                 2003            2002
------------------------------------------------------
Prime
  Investor Shares                0.76%           1.53%
  Institutional Shares           0.95            1.77
Federal                          0.75            1.56
Treasury                         0.70            1.44
Admiral Treasury                 0.86            1.62
------------------------------------------------------

Short-term interest rates generally declined for the 12 months, but rose somewhat toward the end. In an effort to add fuel to the economic recovery, the Federal Reserve Board trimmed its target for the federal funds rate twice--in November 2002 and June 2003--by a total of 75 basis points (0.75 percentage point). The rate stood at 1.00% at the fiscal year-end. The yield of the 3-month Treasury bill, which typically lags Fed moves, began the fiscal year at 1.67% and closed at 0.97% after falling to a low of 0.81% in mid-June.

ALREADY LOW INTEREST RATES HEADED EVEN LOWER

The result of the Federal Reserve's long campaign to reduce short-term interest rates has been most visible in the returns of money market instruments. When the fiscal year opened, the annualized yields of the Vanguard Money Market Funds hovered between 1% and 2%, lows uncharted since the introduction of the money market mutual fund in the 1970s.

In the ensuing 12 months, as the Fed trimmed its target for short-term rates from 1.75% to 1.00%, money market yields moved even lower. The Investor Shares of Vanguard Prime Money Market Fund, our oldest and largest money market fund, returned 1.1%--their lowest fiscal-year return since the fund's June 1975 inception.

The Institutional Shares of Vanguard Prime Money Market Fund returned 1.3%, our money market funds' best result. Institutional investors' significant account balances create economies of scale that reduce fund operating costs, enhancing returns. (The Institutional Shares, which require a minimum investment of $10 million, carried an expense ratio of 0.10% in fiscal 2003; the Investor Shares, with a minimum investment requirement of just $3,000, operated at an expense ratio of 0.32%.)

Vanguard Treasury Money Market Fund's 1.0% return reflected its exclusive focus on T-bills, which are generally the lowest yielding, but highest quality, money market securities. Vanguard Federal Money Market Fund, which seeks to enhance the returns of an all-Treasury portfolio by investing in short-term securities issued by federal agencies, returned 1.1%.

IN THE LONG RUN, COSTS ARE KEY

Although skilled portfolio management is critical to obtaining the largest possible share of the returns available in the money market, the rewards of good management can be realized only if operating expenses are low, too. The Vanguard Money Market Funds boast some of the lowest operating costs in the industry, which is why each fund outperformed its respective peer group average in 2003. For example, the 1.1% return of the Investor Shares of the Prime Money Market Fund was almost twice the 0.6% return of the average competitor. Not coincidentally, our fund boasted an expense advantage over the average competitor of 0.6 percentage points.

The role of costs in money market fund returns becomes especially clear over longer time periods. The table below shows the average annual returns of the Vanguard Money Market Funds and those of their peer groups for the ten years ended August 31, 2003. It also displays how equal investments in our funds and their average competitors would have grown. In each case, the Vanguard fund produced a higher total return--and created more wealth for shareholders--than its average peer.

================================================================================
TOTAL RETURNS                                    TEN YEARS ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------
                                                        FINAL VALUE OF A $10,000
                        AVERAGE ANNUAL TOTAL RETURN        INITIAL INVESTMENT*
                      ------------------------------    ------------------------
                      VANGUARD               AVERAGE    VANGUARD         AVERAGE
MONEY MARKET FUND         FUND        COMPETING FUND        FUND  COMPETING FUND
--------------------------------------------------------------------------------
Prime
 Investor Shares          4.5%                  3.9%    $ 15,478        $ 14,694
 Institutional Shares     4.7                   4.3   15,762,009      15,303,223
Federal                   4.4                   3.9       15,415          14,693
Treasury                  4.2                   3.8       15,061          14,562
Admiral Treasury          4.4                   3.8       76,585          72,809
--------------------------------------------------------------------------------
*For Prime Money Market Institutional Shares, final value of a $10 million initial investment; for Admiral Treasury Money Market, final value of a $50,000 initial investment.
================================================================================

TIMELESS PRINCIPLES AMID PERSISTENT CHANGE

Since early 2000, the financial markets have followed trajectories unfamiliar to most market participants. Stocks endured one of the longest and deepest declines in financial history, while interest rates crept down to levels not seen in a generation or more. In recent months, the cycles seemed to turn: Stocks produced exceptional returns, and interest rates began to rise.

These events are in fact no more than extreme manifestations of the uncertainty that always rules the financial markets. We believe that the best approach to this uncertainty is the faithful use of time-tested principles: balance, diversification, and low costs. A balance among stocks, bonds, and money market funds allows you to pursue growth of capital while securing some protection from the markets' inevitable downturns. Due to their stability and liquidity, money market funds can play a special role as a repository for money needed for short-term goals. In any asset mix, low costs are key to ensuring that you reap the maximum possible share of the financial markets' rewards.

We thank you for entrusting your assets to us.



Sincerely,

/s:/ John J. Brennan

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER
SEPTEMBER 9, 2003

REPORT FROM THE ADVISOR

The yields of the Vanguard Money Market Funds declined during the past year, as the Federal Reserve Board continued to trim its target for short-term interest rates. Lower yields translated into modest returns for our four portfolios, ranging from 1.0% for Vanguard Treasury Money Market Fund to 1.3% for the Institutional Shares of Vanguard Prime Money Market Fund. Each fund outperformed its average peer.

THE INVESTMENT ENVIRONMENT

During the first half of the fiscal year, a weak stock market and geopolitical uncertainties restrained economic growth. But in March, once the war in Iraq was under way, business and consumer activity improved. In the second calendar quarter, real (inflation-adjusted) gross domestic product (GDP) grew at an annualized rate of 3.3%, well above market expectations. Signs of rising demand from U.S. businesses included a surge in imported goods (up 8.8%) and a decline in business inventories. Stronger demand bodes well for continued economic growth in the second half of the calendar year.

================================================================================
INVESTMENT  PHILOSOPHY

THE FUNDS REFLECT A BELIEF THAT THE HIGHEST LEVEL OF CURRENT INCOME CONSISTENT WITH CAPITAL PRESERVATION AND LIQUIDITY CAN BE PROVIDED BY HOLDING HIGH-QUALITY MONEY MARKET INSTRUMENTS ISSUED BY FINANCIAL INSTITUTIONAL, NONFINANCIAL CORPORATIONS, THE U.S. GOVERNMENT, AND FEDERAL AGENCIES.
================================================================================

The economy has benefited from stimulative fiscal and monetary policies. For example, the tax reductions recently signed into law were front-loaded in ways that should provide a significant near-term boost to GDP. The extra pocket money should lead to an increase in consumer spending, which has propped up an otherwise anemic economy the past few years. Also driving gains has been the availability of inexpensive credit, especially in the mortgage and home equity markets.

The Federal Reserve Board has tried to accelerate the economic expansion as well. In June the Fed lowered the target federal funds rate again, the 13th time since January 2001, bringing it to 1.00%--the lowest level in 45 years. This most recent cut brought the reduction over the

Vanguard Money Market Funds' fiscal year to 75 basis points (0.75 percentage point). The Fed's actions, while aimed at helping the economy, have also highlighted the risks implied by unusually low interest rates, namely the possibility of deflation--a general decline in prices.

At the end of our fiscal year, one of the most visible economic concerns was weakness in the labor market. While the unemployment rate was 6.1% in August, down from its June peak of 6.4%, the labor market remained weak. Over time, rising unemployment could create a drag on the economy, although it isn't unusual to see such a trend in the early stages of a recovery, as businesses struggle to maintain their productive capacity in an uncertain environment.

OUR INVESTMENT APPROACH

During the year, we extended the duration of the money market portfolios, anticipating that short-term rates would remain low for an extended period. This positioning allowed us to capture the higher interest rates that were available farther out on the yield curve, enhancing the funds' performance.

In the Federal Money Market Fund, we took advantage of periods when the federal funds rate was higher than the Fed's target rate through our management of overnight repurchase agreements. This strategy allowed us to capture the higher rates of return that are periodically available on short-term funding obligations.

In both the Federal and Prime Money Market Funds, we increased our exposure to Treasury bills, and reduced our exposure to agency securities, when the yield differential between these two groups narrowed to a point at which the credit-risk-free T-bills became a more attractive option. Toward the end of our fiscal year, revelations concerning the accounting practices at the Federal Home Loan Mortgage Corporation (FHLMC), and the subsequent departure of a number of senior FHLMC executives, led to a rise in the relative yields of all agency securities. In keeping with our conservative investment philosophy, we took steps to reduce both the Federal and Prime Money Market Funds' exposure to FHLMC securities and increase our weighting in Treasury securities. This decision caused us to give up a modest amount of yield, but we believe that the precautionary steps were warranted.

After allowing the maturity of the Prime Money Market Fund to increase earlier this year, we've begun to let it drift lower in anticipation that the past year's efforts at fiscal and monetary stimulus may be sufficient to revive the economy. Absent an extraordinary advance in near-term economic activity, however, we expect short-term money market rates to remain at low levels for the rest of the year.

Whether rates rise or fall further, we're confident in our ability to provide strong relative returns, in large part because of our low operating costs. Low costs put us in the enviable position of being able to provide portfolios with higher-than-average credit quality and higher-than-average net yield.

Robert F. Auwaerter, PRINCIPAL
John Hollyer, PRINCIPAL
David R. Glocke, PRINCIPAL
VANGUARD FIXED INCOME GROUP

SEPTEMBER 16, 2003


================================================================================
IAN MACKINNON RETIRES

Vanguard Managing Director Ian A. MacKinnon, who served this company and its shareholders for more than two decades as head of our Fixed Income Group, retired on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and for serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He leaves behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, now oversees all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, has assumed overall responsibility for the Fixed Income Group in the newly created position of chief investment officer. --John J. Brennan
================================================================================

================================================================================
FUND PROFILES                                                    AS OF 8/31/2003

These Profiles provide a snapshot of each fund's characteristics. Key terms are defined on page 10.
================================================================================

PRIME MONEY MARKET FUND
----------------------------------------------------
FINANCIAL ATTRIBUTES

Yield
  Investor Shares             0.8%
  Institutional Shares        1.0%
Average Maturity           63 days
Average Quality                Aaa
Expense Ratio
  Investor Shares            0.32%
  Institutional Shares       0.10%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/Agency   51%
Aaa               13
Aa                34
A                  2
----------------------------------------------------
Total            100%
----------------------------------------------------

----------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)

Finance
  Certificates of Deposit   18%
  Commercial Paper          28
Treasury/Agency             51
Other                        3
----------------------------------------------------
Total                      100%
----------------------------------------------------


FEDERAL MONEY MARKET FUND
----------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                       0.8%
Average Maturity         64 days
Average Quality           Agency
Expense Ratio              0.32%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/Agency       100%
----------------------------------------------------



                                               Visit our website at Vanguard.com
                                         for regularly updated fund information.

TREASURY MONEY MARKET FUND
----------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                         0.7%
Average Maturity           66 days
Average Quality           Treasury
Expense Ratio                0.32%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury           100%
----------------------------------------------------


ADMIRAL TREASURY
MONEY MARKET FUND
----------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                         0.9%
Average Maturity           66 days
Average Quality           Treasury
Expense Ratio                0.14%
----------------------------------------------------

----------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury       100%
----------------------------------------------------

================================================================================
GLOSSARY OF INVESTMENT TERMS
================================================================================
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity and are repaid.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

================================================================================
PERFORMANCE SUMMARIES                                            AS OF 8/31/2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yields shown reflect the current earnings of the funds more closely than do the average annual returns shown.
================================================================================

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
Cumulative Performance August 31, 1993-August 31, 2003
          PRIME MONEY MKT     AVERAGE MONEY    CITIGROUP 3-MONTH
              FUND INV         MARKET FUND       T-BILL INDEX
          ---------------     -------------    -----------------
08/1993        10,000            10,000             10,000
11/1993        10,074            10,064             10,076
02/1994        10,148            10,131             10,153
05/1994        10,235            10,208             10,246
08/1994        10,341            10,300             10,356
11/1994        10,463            10,412             10,480
02/1995        10,609            10,546             10,624
05/1995        10,767            10,692             10,779
08/1995        10,922            10,828             10,933
11/1995        11,073            10,969             11,082
02/1996        11,221            11,106             11,228
05/1996        11,364            11,237             11,371
08/1996        11,512            11,363             11,518
11/1996        11,661            11,499             11,667
02/1997        11,810            11,635             11,813
05/1997        11,967            11,775             11,969
08/1997        12,129            11,913             12,123
11/1997        12,292            12,060             12,279
02/1998        12,456            12,208             12,435
05/1998        12,624            12,360             12,596
08/1998        12,793            12,501             12,756
11/1998        12,958            12,650             12,907
02/1999        13,114            12,790             13,047
05/1999        13,269            12,926             13,196
08/1999        13,428            13,054             13,349
11/1999        13,602            13,210             13,511
02/2000        13,791            13,382             13,686
05/2000        13,995            13,563             13,882
08/2000        14,221            13,749             14,084
11/2000        14,447            13,954             14,301
02/2001        14,665            14,147             14,513
05/2001        14,849            14,303             14,686
08/2001        14,993            14,403             14,825
11/2001        15,101            14,487             14,938
02/2002        15,175            14,539             15,008
05/2002        15,244            14,583             15,073
08/2002        15,307            14,606             15,139
11/2002        15,363            14,644             15,201
02/2003        15,408            14,671             15,249
05/2003        15,446            14,695             15,293
08/2003        15,478            14,694             15,335

================================================================================
                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED AUGUST 31, 2003
                              ----------------------------------  FINAL VALUE OF
                                       ONE     FIVE      TEN           A $10,000
                                      YEAR    YEARS    YEARS          INVESTMENT
--------------------------------------------------------------------------------
Prime Money Market Fund
  Investor Shares                    1.12%    3.88%    4.46%        $15,478
Citigroup 3-Month Treasury Index     1.29     3.75     4.37          15,335
Average Money Market Fund*           0.60     3.29     3.92          14,694
================================================================================

================================================================================
                                                                  FINAL VALUE OF
                                           ONE     FIVE     TEN    A $10,000,000
                                          YEAR    YEARS   YEARS       INVESTMENT
--------------------------------------------------------------------------------
Prime Money Market Fund
  Institutional Shares**                 1.33%    4.08%   4.66%      $15,762,009
Citigroup 3-Month Treasury Index         1.29     3.75    4.37        15,334,793
Average Institutional Money Market Fund+ 1.00     3.74    4.35        15,303,223
================================================================================

================================================================================
Fiscal-Year Total Returns (%) August 31, 1993-August 31, 2003
--------------------------------------------------------------------------------
          PRIME MONEY MARKET FUND     AVERAGE
               INVESTOR SHARES          FUND*
FISCAL             TOTAL                TOTAL
YEAR              RETURN               RETURN
---------------------------------------------
1994               3.4%                  3.0%
1995               5.6                   5.1
1996               5.4                   4.9
1997               5.4                   4.8
1998               5.5                   4.9
1999               5.0%                  4.4%
2000               5.9                   5.3
2001               5.4                   4.8
2002               2.1                   1.4
2003               1.1                   0.6
---------------------------------------------
SEC 7-Day Annualized Yield (8/31/2003): 0.76%
================================================================================
 *Returns for Average Money Market Fund are derived from data provided by Lipper
  Inc.
**Prior to October 28, 1995, total returns are for Vanguard Institutional Money
  Market Portfolio.
 +Derived from data provided by Lipper Inc.

Note: See Financial Highlights tables on pages 33 and 34 for dividend information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                                        ONE      FIVE  -------------------------
                    INCEPTION DATE     YEAR     YEARS  CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
  Investor Shares         6/4/1975    1.25%     4.04%    0.00%    4.50%    4.50%
  Institutional Shares*  10/3/1989    1.47      4.24     0.00     4.69     4.69
================================================================================
*Prior to October 28, 1995, total returns are for Vanguard Institutional Money
 Market Portfolio.

FEDERAL MONEY MARKET FUND
================================================================================
Cumulative Performance August 31, 1993-August 31, 2003


          FEDERAL MONEY       AVERAGE GOV'T. MONEY     CITIGROUP 3-MONTH
            MKT FUND              MARKET FUND            T-BILL INDEX
          ------------        --------------------     -----------------
08/1993      10,000                  10,000                 10,000
11/1993      10,073                  10,063                 10,076
02/1994      10,147                  10,126                 10,153
05/1994      10,232                  10,202                 10,246
08/1994      10,337                  10,294                 10,356
11/1994      10,458                  10,403                 10,480
02/1995      10,601                  10,532                 10,624
05/1995      10,758                  10,675                 10,779
08/1995      10,912                  10,812                 10,933
11/1995      11,061                  10,951                 11,082
02/1996      11,208                  11,082                 11,228
05/1996      11,350                  11,212                 11,371
08/1996      11,496                  11,340                 11,518
11/1996      11,643                  11,475                 11,667
02/1997      11,791                  11,605                 11,813
05/1997      11,946                  11,747                 11,969
08/1997      12,106                  11,887                 12,123
11/1997      12,267                  12,034                 12,279
02/1998      12,429                  12,177                 12,435
05/1998      12,594                  12,335                 12,596
08/1998      12,761                  12,483                 12,756
11/1998      12,923                  12,628                 12,907
02/1999      13,077                  12,759                 13,047
05/1999      13,229                  12,898                 13,196
08/1999      13,387                  13,034                 13,349
11/1999      13,556                  13,184                 13,511
02/2000      13,740                  13,343                 13,686
05/2000      13,941                  13,532                 13,882
08/2000      14,162                  13,726                 14,084
11/2000      14,384                  13,925                 14,301
02/2001      14,598                  14,111                 14,513
05/2001      14,781                  14,274                 14,686
08/2001      14,929                  14,388                 14,825
11/2001      15,041                  14,465                 14,938
02/2002      15,120                  14,510                 15,008
05/2002      15,184                  14,562                 15,073
08/2002      15,245                  14,598                 15,139
11/2002      15,301                  14,630                 15,201
02/2003      15,346                  14,651                 15,249
05/2003      15,384                  14,680                 15,293
08/2003      15,415                  14,693                 15,335

================================================================================
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED AUGUST 31, 2003
                                  -----------------------------   FINAL VALUE OF
                                         ONE       FIVE      TEN       A $10,000
                                        YEAR      YEARS    YEARS      INVESTMENT
--------------------------------------------------------------------------------
Federal Money Market Fund              1.11%      3.85%    4.42%         $15,415
Citigroup 3-Month Treasury Index       1.29       3.75     4.37           15,335
Average Government Money Market Fund*  0.65       3.31     3.92           14,693
--------------------------------------------------------------------------------

================================================================================
Fiscal-Year Total Returns (%) August 31, 1993-August 31, 2003

          FEDERAL MONEY MARKET FUND    AVERAGE FUND*
FISCAL             TOTAL                   TOTAL
 YEAR             RETURN                  RETURN
----------------------------------------------------
1994               3.4%                    2.9%
1995               5.6                     5.0
1996               5.4                     4.9
1997               5.3                     4.8
1998               5.4                     5.0
1999               4.9%                    4.4%
2000               5.8                     5.3
2001               5.4                     4.8
2002               2.1                     1.5
2003               1.1                     0.7
----------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2003): 0.75%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                          ONE    FIVE  -------------------------
                       INCEPTION DATE    YEAR   YEARS  CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Federal Money Market Fund   7/13/1981   1.25%   4.01%    0.00%    4.46%    4.46%
================================================================================

*Average Government Money Market Fund; derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 35 for dividend information.

TREASURY MONEY MARKET FUND
================================================================================
Cumulative Performance August 31, 1993-August 31, 2003

        TREASURY MONEY     IMONEYNET MFR AVERAGE    CITIGROUP 3-MONTH
           MKT FUND            TREASURY MM             T-BILL INDEX
        --------------     ---------------------    -----------------
08/1993     10,000                10,000                 10,000
11/1993     10,070                10,064                 10,076
02/1994     10,141                10,129                 10,153
05/1994     10,222                10,202                 10,246
08/1994     10,321                10,294                 10,356
11/1994     10,435                10,400                 10,480
02/1995     10,570                10,526                 10,624
05/1995     10,718                10,666                 10,779
08/1995     10,864                10,804                 10,933
11/1995     11,006                10,938                 11,082
02/1996     11,147                11,070                 11,228
05/1996     11,285                11,195                 11,371
08/1996     11,426                11,324                 11,518
11/1996     11,569                11,455                 11,667
02/1997     11,709                11,585                 11,813
05/1997     11,857                11,723                 11,969
08/1997     12,009                11,865                 12,123
11/1997     12,159                12,004                 12,279
02/1998     12,312                12,145                 12,435
05/1998     12,469                12,290                 12,596
08/1998     12,626                12,433                 12,756
11/1998     12,775                12,569                 12,907
02/1999     12,914                12,693                 13,047
05/1999     13,054                12,820                 13,196
08/1999     13,199                12,951                 13,349
11/1999     13,351                13,091                 13,511
02/2000     13,518                13,243                 13,686
05/2000     13,704                13,413                 13,882
08/2000     13,905                13,596                 14,084
11/2000     14,113                13,788                 14,301
02/2001     14,314                13,972                 14,513
05/2001     14,484                14,123                 14,686
08/2001     14,619                14,239                 14,825
11/2001     14,725                14,325                 14,938
02/2002     14,792                14,377                 15,008
05/2002     14,851                14,421                 15,073
08/2002     14,907                14,465                 15,139
11/2002     14,958                14,502                 15,201
02/2003     14,998                14,528                 15,249
05/2003     15,032                14,547                 15,293
08/2003     15,061                14,562                 15,335

================================================================================
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED AUGUST 31, 2003
                                  -----------------------------   FINAL VALUE OF
                                          ONE      FIVE     TEN        A $10,000
                                         YEAR     YEARS   YEARS       INVESTMENT
--------------------------------------------------------------------------------
Treasury Money Market Fund*             1.03%     3.59%   4.18%          $15,061
Citigroup 3-Month Treasury Index        1.29      3.75    4.37            15,335
iMoneyNet Money Fund Report's
  Average 100% Treasury Fund            0.67      3.21    3.83            14,562
--------------------------------------------------------------------------------

================================================================================
Fiscal-Year Total Returns (%) August 31, 1993-August 31, 2003

        TREASURY MONEY MARKET FUND*   AVERAGE FUND**
FISCAL             TOTAL                  TOTAL
YEAR              RETURN                 RETURN
----------------------------------------------------
1994               3.2%                   2.9%
1995               5.3                    5.0
1996               5.2                    4.8
1997               5.1                    4.8
1998               5.1                    4.8
1999               4.5%                   4.2%
2000               5.4                    5.0
2001               5.1                    4.7
2002               2.0                    1.6
2003               1.0                    0.7
----------------------------------------------------
SEC 7-Day Annualized Yield (8/31/2003): 0.70%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                             ONE    FIVE  ----------------------
                          INCEPTION DATE    YEAR   YEARS  CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Treasury Money Market Fund*     3/9/1983   1.16%   3.74%    0.00%   4.22%  4.22%

 *Prior to December 2, 1996, known as the U.S. Treasury Portfolio. **iMoneyNet Money Fund Report's Average 100% Treasury Fund.
Note: See Financial Highlights table on page 36 for dividend information.

ADMIRAL TREASURY MONEY MARKET FUND
================================================================================
Cumulative Performance August 31, 1993-August 31, 2003

            ADMIRAL TRSY      IMONEYNET MFR AVERAGE   CITIGROUP 3-MONTH
             MONEY MKT            TREASURY MM            T-BILL INDEX
           -------------      ---------------------   ------------------
08/1993        50,000                50,000                 50,000
11/1993        50,370                50,321                 50,381
02/1994        50,744                50,643                 50,765
05/1994        51,172                51,009                 51,228
08/1994        51,691                51,469                 51,778
11/1994        52,284                52,001                 52,402
02/1995        52,977                52,628                 53,118
05/1995        53,742                53,331                 53,897
08/1995        54,498                54,022                 54,666
11/1995        55,233                54,689                 55,408
02/1996        55,963                55,348                 56,142
05/1996        56,677                55,976                 56,853
08/1996        57,409                56,622                 57,589
11/1996        58,149                57,276                 58,335
02/1997        58,880                57,925                 59,067
05/1997        59,650                58,617                 59,845
08/1997        60,437                59,323                 60,614
11/1997        61,219                60,020                 61,393
02/1998        62,015                60,725                 62,176
05/1998        62,833                61,451                 62,982
08/1998        63,650                62,166                 63,779
11/1998        64,430                62,846                 64,534
02/1999        65,156                63,464                 65,234
05/1999        65,897                64,101                 65,978
08/1999        66,655                64,757                 66,744
11/1999        67,454                65,453                 67,554
02/2000        68,328                66,215                 68,431
05/2000        69,299                67,066                 69,409
08/2000        70,348                67,982                 70,422
11/2000        71,430                68,938                 71,506
02/2001        72,479                69,859                 72,564
05/2001        73,366                70,616                 73,428
08/2001        74,084                71,197                 74,126
11/2001        74,647                71,625                 74,688
02/2002        75,020                71,883                 75,038
05/2002        75,353                72,106                 75,366
08/2002        75,673                72,323                 75,697
11/2002        75,964                72,511                 76,003
02/2003        76,199                72,642                 76,246
05/2003        76,405                72,736                 76,467
08/2003        76,585                72,809                 76,674

================================================================================
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED AUGUST 31, 2003
                                 ------------------------------   FINAL VALUE OF
                                        ONE      FIVE      TEN         A $50,000
                                       YEAR     YEARS    YEARS        INVESTMENT
--------------------------------------------------------------------------------
Admiral Treasury Money Market Fund    1.20%     3.77%    4.36%           $76,585
Citigroup 3-Month Treasury Index      1.29      3.75     4.37             76,674
iMoneyNet Money Fund Report's Average
  100% Treasury Fund                  0.67      3.21     3.83             72,809
--------------------------------------------------------------------------------

================================================================================
Fiscal-Year Total Returns (%) August 31, 1993-August 31, 2003

            ADMIRAL TREASURY    AVERAGE
           MONEY MARKET FUND      FUND*
FISCAL          TOTAL             TOTAL
YEAR           RETURN            RETURN
----------------------------------------
1994            3.4%              2.9%
1995            5.4               5.0
1996            5.3               4.8
1997            5.3               4.8
1998            5.3               4.8
1999            4.7%              4.2%
2000            5.5               5.0
2001            5.3               4.7
2002            2.1               1.6
2003            1.2               0.7
---------------------------------------------
SEC 7-Day Annualized Yield (8/31/2003): 0.86%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                 TEN YEARS
                                                 ONE   FIVE --------------------
                               INCEPTION DATE   YEAR  YEARS CAPITAL INCOME TOTAL
--------------------------------------------------------------------------------
Admiral Treasury Money Market Fund 12/14/1992  1.33%  3.92%   0.00%  4.39% 4.39%
================================================================================

*iMoneyNet Money Fund Report's Average 100% Treasury Fund.
Note: See Financial Highlights table on page 37 for dividend information.

ABOUT YOUR FUND EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in the fund, using the fund's actual return and operating expenses for the fiscal year ended August 31, 2003. For comparative purposes, we also list the average expense ratio for the fund's peer group, which is derived from data provided by Lipper Inc.

================================================================================
                                 FUND          COST OF $10,000        PEER GROUP
MONEY MARKET FUND       EXPENSE RATIO       INVESTMENT IN FUND     EXPENSE RATIO
--------------------------------------------------------------------------------
PRIME
  Investor Shares               0.32%              $32                     0.92%
  Institutional Shares          0.10                10                     0.44

FEDERAL                         0.32                32                     0.78

TREASURY                        0.32                32                     0.77

ADMIRAL TREASURY                0.14                14                     0.77
================================================================================
The funds do not charge transaction fees; these results apply whether or not you redeemed your investment at the end of the given period. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratios capture data through year-end 2002.

You can find more information about a fund's expense ratio, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS                                             AS OF 8/31/2003

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
PRIME MONEY MARKET FUND                                YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (51.4%)
Federal Home Loan Bank                                1.207%         9/3/2003              150,000          149,990
Federal Home Loan Bank                                1.025%         9/8/2003(1)           465,000          464,999
Federal Home Loan Bank                                 0.99%        9/15/2003(1)         1,170,000        1,169,973
Federal Home Loan Bank                                 1.01%        9/17/2003               47,407           47,386
Federal Home Loan Bank                                1.177%        9/26/2003               97,990           97,910
Federal Home Loan Bank                                1.062%        11/5/2003              237,700          237,245
Federal Home Loan Bank                                1.052%       11/12/2003              305,842          305,200
Federal Home Loan Bank                                1.052%       11/14/2003              200,000          199,568
Federal National Mortgage Assn.                       1.227%         9/3/2003              400,575          400,548
Federal National Mortgage Assn.                       1.196%       10/15/2003              255,000          254,679
Federal National Mortgage Assn.                       1.167%       10/22/2003              244,255          243,899
Federal National Mortgage Assn.                       1.197%       10/29/2003              161,129          160,856
Federal National Mortgage Assn.                       1.105%       10/31/2003              300,000          299,450
Federal National Mortgage Assn.                       1.176%        11/5/2003            1,601,386        1,598,305
Federal National Mortgage Assn.                       1.105%       11/12/2003              532,175          531,014
Federal National Mortgage Assn.                       1.116%       11/19/2003            1,435,590        1,432,124
Federal National Mortgage Assn.                       1.083%       11/26/2003              400,000          398,968
Federal National Mortgage Assn.                       1.096%        12/3/2003              100,000           99,718
U.S. Treasury Bill                                    1.179%         9/4/2003            1,750,000        1,749,840
U.S. Treasury Bill                                    1.096%        9/11/2003              499,500          499,348
U.S. Treasury Bill                                    1.111%        9/18/2003              999,500          998,969
U.S. Treasury Bill                                    1.154%        9/25/2003            1,000,000          999,235
U.S. Treasury Bill                                    1.101%        10/2/2003              500,000          499,529
U.S. Treasury Bill                                    1.136%        10/9/2003            1,000,000          998,818
U.S. Treasury Bill                                    1.161%       10/16/2003            1,250,000        1,248,174
U.S. Treasury Bill                                    1.146%       10/30/2003              500,000          499,062
U.S. Treasury Bill                                    1.134%        11/6/2003            1,000,000          997,976
U.S. Treasury Bill                                     1.07%       11/13/2003              500,000          498,920
U.S. Treasury Bill                                    1.075%       11/28/2003            1,210,000        1,206,979
U.S. Treasury Bill                                    0.979%       12/11/2003            1,196,100        1,192,820
U.S. Treasury Bill                                    0.939%         1/2/2004              500,000          498,403
===================================================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
PRIME MONEY MARKET FUND                                YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                    0.944%         1/8/2004            1,015,000        1,011,563
U.S. Treasury Bill                                    0.934%        1/15/2004            2,003,500        1,996,404
U.S. Treasury Bill                                    0.949%        1/22/2004              800,000          796,997
U.S. Treasury Bill                                    0.984%        1/29/2004              980,000          975,998
U.S. Treasury Bill                                    1.035%        2/19/2004              789,450          785,559
U.S. Treasury Bill                                    1.045%        2/26/2004            1,000,000          994,858
-------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $26,541,284)                                                                                     26,541,284
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (28.0%)
-------------------------------------------------------------------------------------------------------------------
FINANCE--AUTO (6.2%)
BMW US Capital Corp.                                  1.061%        10/6/2003              175,250          175,069
DaimlerChrysler Rev. Auto Conduit LLC                 1.032%        9/17/2003               73,345           73,311
DaimlerChrysler Rev. Auto Conduit LLC                 1.061%        9/18/2003               47,271           47,247
DaimlerChrysler Rev. Auto Conduit LLC                 1.061%        9/22/2003               20,030           20,018
DaimlerChrysler Rev. Auto Conduit LLC                 1.042%        9/24/2003               75,000           74,950
DaimlerChrysler Rev. Auto Conduit LLC                 1.032%       10/15/2003               90,000           89,887
DaimlerChrysler Rev. Auto Conduit LLC                 1.062%       10/16/2003               13,448           13,430
DaimlerChrysler Rev. Auto Conduit LLC                 1.072%       10/16/2003               20,069           20,042
DaimlerChrysler Rev. Auto Conduit LLC                 1.072%        11/5/2003              166,358          166,037
FCAR Owner Trust                                      1.032%        10/2/2003              150,000          149,867
FCAR Owner Trust                                      1.032%        10/6/2003              300,000          299,698
FCAR Owner Trust                                      1.051%        10/7/2003              100,000           99,895
FCAR Owner Trust                                      1.082%       11/12/2003              150,000          149,676
FCAR Owner Trust                                      1.082%       11/13/2003              100,000           99,781
FCAR Owner Trust                                      1.082%       11/14/2003              105,000          104,767
FCAR Owner Trust                                      1.082%       11/17/2003               94,500           94,282
New Center Asset Trust                                1.093%         9/8/2003              100,000           99,979
New Center Asset Trust                                1.032%        10/6/2003              210,000          209,787
New Center Asset Trust                                1.032%        10/8/2003              125,000          124,868
New Center Asset Trust                                1.062%       10/27/2003              100,000           99,835
New Center Asset Trust                                1.072%       11/17/2003              214,970          214,478
New Center Asset Trust                                1.073%       11/19/2003              250,000          249,413
Toyota Motor Credit                                   1.042%         9/4/2003(2)            16,960           16,958
Toyota Motor Credit                                   1.032%         9/5/2003(2)            21,000           20,998
Toyota Motor Credit                                   0.972%         9/8/2003(2)            50,000           49,991
Toyota Motor Credit                                   0.972%         9/9/2003(2)            25,000           24,995
Toyota Motor Credit                                   1.002%         9/9/2003(2)            45,000           44,990
Toyota Motor Credit                                   0.972%        9/10/2003(2)            50,000           49,988
Toyota Motor Credit                                   1.022%        10/7/2003(2)            44,500           44,455
Toyota Motor Credit                                   1.022%        10/9/2003(2)            26,059           26,031
Toyota Motor Credit                                   1.022%       10/15/2003(2)            24,000           23,970
Toyota Motor Credit                                   1.032%       10/27/2003(2)            58,000           57,907
Toyota Motor Credit                                   1.032%       10/28/2003(2)            38,150           38,088
Toyota Motor Credit                                   1.052%       10/30/2003(2)            48,000           47,917
Toyota Motor Credit                                   1.062%       10/31/2003(2)            50,000           49,912
Toyota Motor Credit                                   1.062%       11/21/2003(2)             4,120            4,110
                                                                                                      -------------
                                                                                                          3,176,627
                                                                                                      -------------
FINANCE--OTHER (7.5%)
American Express Credit Corp.                         1.011%         9/8/2003              100,000           99,980
American Express Credit Corp.                         1.031%        9/29/2003               50,000           49,960
American Express Credit Corp.                         1.031%        9/30/2003               50,000           49,958
===================================================================================================================

18

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
                                                       YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                         1.041%       10/20/2003               50,000           49,929
Asset Securitization Cooperative Corp.                1.031%         9/2/2003(2)           120,000          119,997
Asset Securitization Cooperative Corp.                1.031%         9/3/2003(2)            70,000           69,996
Asset Securitization Cooperative Corp.                1.031%         9/9/2003(2)            50,000           49,989
Cafco, LLC                                            1.061%        10/9/2003(2)           112,495          112,369
Cafco, LLC                                            1.072%       10/28/2003(2)            14,600           14,575
Ciesco LLC                                            1.042%        10/7/2003(2)            91,000           90,905
Corporate Receivables Corp. LLC                       0.992%        9/12/2003(2)            19,000           18,994
Corporate Receivables Corp. LLC                       1.041%        9/24/2003(2)            29,000           28,981
Delaware Funding                                      1.036%        9/17/2003(2)            69,500           69,468
Delaware Funding                                      1.061%        9/18/2003(2)            44,000           43,978
Delaware Funding                                      1.061%        9/19/2003(2)            74,795           74,755
General Electric Capital Corp.                        1.092%         9/2/2003               15,000           15,000
General Electric Capital Corp.                        1.133%         9/8/2003              155,000          154,966
General Electric Capital Corp.                        1.138%         9/9/2003               44,000           43,989
General Electric Capital Corp.                        1.072%       11/19/2003              215,000          214,495
General Electric Capital Corp.                        1.082%       11/21/2003               85,000           84,793
GovCo Inc.                                            1.031%        9/15/2003(2)            50,000           49,980
GovCo Inc.                                            1.042%        10/7/2003(2)            73,000           72,924
GovCo Inc.                                            1.032%       10/10/2003(2)           100,000           99,888
GovCo Inc.                                            1.032%       10/17/2003(2)            50,000           49,934
GovCo Inc.                                            1.042%       10/20/2003(2)            31,954           31,908
GovCo Inc.                                            1.072%       10/27/2003(2)            18,300           18,270
GovCo Inc.                                            1.062%       11/10/2003(2)           100,000           99,794
GovCo Inc.                                            1.062%       11/20/2003(2)            81,000           80,809
GovCo Inc.                                            1.072%       11/21/2003(2)            68,050           67,886
GovCo Inc.                                            1.082%       11/24/2003(2)            26,500           26,433
Intrepid Funding Master Trust                          1.07%        9/15/2003(2)            95,083           95,043
Old Line Funding Corp.                                1.031%         9/4/2003(2)            23,036           23,034
Old Line Funding Corp.                                1.031%         9/8/2003(2)            12,049           12,047
Old Line Funding Corp.                                1.031%         9/9/2003(2)           109,418          109,393
Old Line Funding Corp.                                1.031%        9/12/2003(2)           111,911          111,876
Old Line Funding Corp.                                1.032%        9/15/2003(2)           233,671          233,577
Old Line Funding Corp.                                1.032%        9/16/2003(2)            19,308           19,300
Old Line Funding Corp.                                1.051%        9/22/2003(2)            16,000           15,990
Old Line Funding Corp.                                1.051%        9/23/2003(2)            34,141           34,119
Old Line Funding Corp.                                1.061%        10/8/2003(2)            20,000           19,978
Preferred Receivables Funding Co.                     1.071%         9/3/2003(2)            59,920           59,916
Preferred Receivables Funding Co.                     1.071%         9/4/2003(2)            27,080           27,078
Preferred Receivables Funding Co.                     1.061%        9/17/2003(2)            68,704           68,672
Preferred Receivables Funding Co.                     1.061%        9/22/2003(2)            94,000           93,942
Private Export Funding Corp.                          1.022%       10/21/2003(2)            28,000           27,960
Triple A One Funding Corp.                             1.05%         9/3/2003(2)            61,673           61,669
Triple A One Funding Corp.                            1.051%         9/8/2003(2)             7,775            7,773
Triple A One Funding Corp.                             1.06%        9/10/2003(2)            20,059           20,054
Triple A One Funding Corp.                             1.07%        9/12/2003(2)            29,414           29,404
Triple A One Funding Corp.                             1.07%        9/16/2003(2)            90,700           90,660
Triple A One Funding Corp.                             1.05%        9/19/2003(2)            40,000           39,979
Variable Funding Capital Corp.                         1.06%         9/3/2003(2)           192,920          192,909
Variable Funding Capital Corp.                        1.052%         9/4/2003(2)            17,000           16,998
Variable Funding Capital Corp.                        1.031%         9/9/2003(2)            40,000           39,991
Yorktown Capital LLC                                  1.071%        9/17/2003(2)           103,514          103,465
===================================================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
PRIME MONEY MARKET FUND                                YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC                                  1.071%        9/18/2003(2)            80,022           79,982
Yorktown Capital LLC                                  1.061%        9/22/2003(2)            60,073           60,036
Yorktown Capital LLC                                   1.09%        9/26/2003(2)             6,981            6,976
Yorktown Capital LLC                                  1.071%       10/10/2003(2)            60,860           60,789
Yorktown Capital LLC                                  1.062%       10/21/2003(2)            22,950           22,916
Yorktown Capital LLC                                  1.083%        11/3/2003(2)            43,421           43,338
                                                                                                         ----------
                                                                                                          3,883,767
                                                                                                         ----------
FOREIGN BANKS (6.4%)
ABN-AMRO North America Finance Inc.                   0.875%        9/25/2003               40,000           39,972
ABN-AMRO North America Finance Inc.                   1.022%       10/14/2003              150,000          149,817
ABN-AMRO North America Finance Inc.                   1.052%        11/6/2003              200,000          199,615
ANZ (Delaware) Inc.                                   1.073%        9/12/2003              290,700          290,608
ANZ (Delaware) Inc.                                   1.032%        10/1/2003               50,000           49,957
ANZ (Delaware) Inc.                                   1.032%        10/9/2003               70,000           69,924
ANZ (Delaware) Inc.                                   1.052%       11/18/2003              100,000           99,772
CBA (Delaware) Finance Inc.                           1.031%         9/8/2003               75,000           74,985
CBA (Delaware) Finance Inc.                           1.032%        10/7/2003               60,000           59,938
CBA (Delaware) Finance Inc.                           1.022%       10/10/2003              100,000           99,889
CBA (Delaware) Finance Inc.                           1.042%       10/29/2003              100,000           99,832
Danske Corp.                                          1.133%         9/8/2003              100,000           99,978
Danske Corp.                                          1.031%        9/15/2003               85,000           84,966
Danske Corp.                                          1.032%        10/2/2003               75,000           74,933
Danske Corp.                                          1.022%       10/14/2003              175,000          174,787
Fortis Funding LLC                                    0.982%        9/12/2003(2)            50,000           49,985
Fortis Funding LLC                                    1.031%        9/15/2003(2)           108,700          108,656
Fortis Funding LLC                                    1.031%        9/16/2003(2)            91,300           91,261
Fortis Funding LLC                                    1.032%        9/26/2003(2)            49,400           49,365
HBOS Treasury Services PLC                            1.032%       10/14/2003                2,100            2,097
HBOS Treasury Services PLC                            1.032%       10/22/2003               25,000           24,963
HBOS Treasury Services PLC                            1.052%       10/24/2003               10,000            9,985
Rabobank Nederlanden                                  1.072%         9/8/2003              175,000          174,964
Royal Bank of Canada                                  0.982%        9/22/2003              220,400          220,272
Societe Generale N.A. Inc.                            1.022%         9/3/2003               35,000           34,998
Societe Generale N.A. Inc.                            1.032%        9/10/2003              104,544          104,517
Societe Generale N.A. Inc.                            0.927%        9/24/2003              110,000          109,935
UBS Finance (Delaware), Inc.                          1.002%        9/10/2003              174,700          174,656
Westpac Capital Corp.                                 1.032%        10/3/2003              100,000           99,908
Westpac Trust Securities New Zealand Ltd.             1.203%         9/3/2003               75,000           74,995
Westpac Trust Securities New Zealand Ltd.             1.042%        9/25/2003               47,950           47,917
Westpac Trust Securities New Zealand Ltd.             1.032%        9/26/2003              150,000          149,893
Westpac Trust Securities New Zealand Ltd.             1.042%       10/27/2003               76,000           75,877
Westpac Trust Securities New Zealand Ltd.             1.062%       11/13/2003               10,700           10,677
Westpac Trust Securities New Zealand Ltd.             1.072%       11/21/2003               40,000           39,904
                                                                                                        -----------
                                                                                                          3,323,798
                                                                                                        -----------
FOREIGN FINANCE--OTHER (2.1%)
CDC Commercial Paper Corp.                            1.022%       10/14/2003(2)           100,000           99,878
CDC Commercial Paper Corp.                            1.042%       10/16/2003(2)            75,000           74,902
CDC Commercial Paper Corp.                            1.022%       10/17/2003(2)           149,400          149,205
CDC Commercial Paper Corp.                            1.052%        11/4/2003(2)            50,000           49,907
CDC Commercial Paper Corp.                            1.052%       11/10/2003(2)            17,000           16,965
CDC Commercial Paper Corp.                            1.052%       11/12/2003(2)            66,271           66,132
===================================================================================================================

20

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
                                                       YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
CDC Commercial Paper Corp.                            1.062%       11/17/2003(2)            50,000           49,887
Canadian Wheat Board                                  1.002%        9/23/2003               35,000           34,979
KFW International Finance Inc.                        1.133%         9/4/2003(2)            27,800           27,798
KFW International Finance Inc.                        1.072%         9/5/2003(2)            16,574           16,572
KFW International Finance Inc.                        1.072%        9/10/2003(2)            50,000           49,987
KFW International Finance Inc.                        0.892%        9/26/2003(2)            75,000           74,949
KFW International Finance Inc.                        1.042%        11/4/2003(2)            50,000           49,908
KFW International Finance Inc.                        1.042%        11/5/2003(2)           109,310          109,105
KFW International Finance Inc.                        1.042%        11/6/2003(2)           130,000          129,752
KFW International Finance Inc.                        1.052%       11/14/2003(2)            50,000           49,892
Oesterreichische Kontrollbank                          1.03%        9/15/2003               18,300           18,293
                                                                                                         ----------
                                                                                                          1,068,111
                                                                                                         ----------
FOREIGN INDUSTRIAL (4.6%)
GlaxoSmithKline Finance PLC                           1.203%         9/4/2003(2)           249,400          249,375
GlaxoSmithKline Finance PLC                           0.982%        9/10/2003(2)            27,000           26,993
GlaxoSmithKline Finance PLC                           1.021%        9/18/2003(2)            44,000           43,979
Nestle Capital Corp.                                   1.04%        9/19/2003(2)            93,100           93,052
Nestle Capital Corp.                                  1.022%       10/10/2003(2)            57,000           56,937
Nestle Capital Corp.                                  1.022%       10/14/2003(2)           125,000          124,848
Nestle Capital Corp.                                  1.052%       10/29/2003(2)            78,650           78,517
Nestle Capital Corp.                                  1.042%        11/7/2003(2)            72,170           72,030
Nestle Capital Corp.                                  1.052%       11/25/2003(2)            89,000           88,779
Network Rail CP Finance PLC                           1.052%       10/14/2003(2)           135,000          134,831
Network Rail CP Finance PLC                           1.032%       10/15/2003(2)           100,000           99,874
Network Rail CP Finance PLC                           1.042%       10/21/2003(2)            99,480           99,336
Network Rail CP Finance PLC                           1.052%       10/30/2003(2)            75,000           74,871
Network Rail CP Finance PLC                           1.052%        11/6/2003(2)            90,400           90,226
Shell Finance U.K. PLC                                1.022%        10/8/2003(2)            71,500           71,425
Shell Finance U.K. PLC                                1.052%        10/9/2003(2)            50,000           49,945
Shell Finance U.K. PLC                                1.012%       10/15/2003(2)            50,000           49,938
Shell Finance U.K. PLC                                1.012%       10/17/2003(2)            50,000           49,935
Shell Finance U.K. PLC                                1.042%       10/28/2003(2)            78,000           77,872
Shell Finance U.K. PLC                                1.052%       11/17/2003(2)           114,240          113,981
Shell Finance U.K. PLC                                1.062%        12/1/2003(2)           100,000           99,732
Total Capital                                         1.021%        9/23/2003(2)            45,475           45,446
Total Capital                                         1.012%        9/30/2003(2)           300,000          299,756
Total Capital                                         1.051%        10/6/2003(2)            50,000           49,949
Total Capital                                         1.022%        10/7/2003(2)            36,400           36,363
Total Capital                                         1.042%       11/10/2003(2)            78,125           77,967
                                                                                                        -----------
                                                                                                          2,355,957
                                                                                                        -----------
INDUSTRIAL (1.0%)
Abbott Laboratories                                    1.00%         9/2/2003(2)           122,540          122,537
Chevron U.K. Investment PLC                           1.133%         9/8/2003(2)            34,400           34,392
Chevron U.K. Investment PLC                           1.012%        9/15/2003(2)            30,000           29,988
Chevron U.K. Investment PLC                           1.031%        9/22/2003(2)            20,000           19,988
Chevron U.K. Investment PLC                           1.012%        9/23/2003(2)            20,000           19,988
Merck                                                 1.031%        10/9/2003(2)            31,275           31,241
Pfizer Inc.                                           1.051%        9/17/2003(2)            71,475           71,442
Pfizer Inc.                                           1.041%        10/6/2003(2)           190,200          190,008
                                                                                                          ---------
                                                                                                            519,584
                                                                                                          ---------
===================================================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
PRIME MONEY MARKET FUND                                YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
INSURANCE (0.2%)
AIG Funding Inc.                                      1.025%        9/19/2003               66,850           66,816
AIG Funding Inc.                                      1.036%        10/8/2003               50,000           49,947
                                                                                                          ---------
                                                                                                            116,763
                                                                                                          ---------
-------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $14,444,607)                                                                                     14,444,607
-------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (13.0%)
-------------------------------------------------------------------------------------------------------------------
Certificates of Deposit--U.S. Banks (3.6%)
Citibank, N.A.                                         0.98%        9/18/2003               99,650           99,650
Citibank, N.A.                                         1.03%        9/29/2003               35,000           35,000
Fifth Third Bank                                       1.02%       10/15/2003              490,400          490,400
State Street Bank & Trust                              1.02%       10/15/2003               97,700           97,700
State Street Bank & Trust                              1.02%       10/20/2003              100,000          100,000
State Street Bank & Trust                              1.04%       10/30/2003               60,000           60,000
Sun Trust Bank, Atlanta                                1.06%       11/25/2003               83,760           83,762
Sun Trust Bank, Atlanta                                1.06%       11/26/2003              375,000          375,009
Wells Fargo Bank, NA                                   1.05%       11/12/2003               85,000           85,000
Wells Fargo Bank, NA                                   1.05%       11/12/2003              225,000          225,000
Wells Fargo Bank, NA                                   1.05%       11/18/2003              200,000          200,000
                                                                                                        -----------
                                                                                                          1,851,521
                                                                                                        -----------
YANKEE CERTIFICATES OF DEPOSIT--U.S. BRANCHES (9.4%)
BNP Paribas (New York Branch)                          1.05%       11/12/2003              225,000          225,000
BNP Paribas (New York Branch)                         1.055%       11/19/2003              295,000          295,000
Bank of Montreal (Chicago Branch)                      1.05%       10/30/2003              250,000          250,000
Bank of Nova Scotia (Portland Branch)                  1.03%        9/15/2003              100,000          100,000
Bank of Nova Scotia (Portland Branch)                  1.06%       10/27/2003              150,000          150,000
Bayerische Landesbank Giroentrale (New York Branch)    1.03%         9/2/2003              250,000          250,000
Credit Agricole Indosuez (New York Branch)             0.93%        9/24/2003              280,000          280,000
Credit Agricole Indosuez (New York Branch)             0.96%        9/17/2003               20,000           20,000
Credit Agricole Indosuez (New York Branch)             1.03%       10/21/2003               43,000           43,000
Dexia Bank (New York Branch)                           1.03%        9/15/2003               35,000           35,000
Dexia Bank (New York Branch)                           0.93%        9/23/2003              300,000          300,000
Dexia Bank (New York Branch)                           1.04%        9/29/2003               45,000           45,000
Dexia Bank (New York Branch)                           1.07%       11/28/2003              136,000          136,000
Fortis Bank NV-SA (New York Branch)                    1.03%       10/14/2003               60,000           60,000
Fortis Bank NV-SA (New York Branch)                    1.02%       10/15/2003              100,000          100,000
Fortis Bank NV-SA (New York Branch)                    1.06%        11/4/2003               50,000           50,000
HSH Nordbank AG (New York Branch)                     1.055%       11/10/2003              199,440          199,442
HSH Nordbank AG (New York Branch)                     1.065%       11/12/2003              200,000          200,004
HSH Nordbank AG (New York Branch)                     1.075%       11/17/2003               71,000           71,001
HSH Nordbank AG (New York Branch)                      1.09%        12/1/2003               44,000           44,001
Landesbank Baden-Wuerttemberg (New York Branch)        1.03%       10/22/2003              291,000          291,000
Landesbank Baden-Wuerttemberg (New York Branch)        1.03%       10/27/2003              200,000          200,000
Landesbank Hessen-Thueringen                           1.18%         9/5/2003              290,100          290,103
Lloyds Bank (New York Branch)                          1.00%        9/16/2003              250,000          250,003
Lloyds Bank (New York Branch)                         0.965%        9/16/2003               50,000           50,001
Lloyds Bank (New York Branch)                          1.03%       10/21/2003               50,000           50,000
Lloyds Bank (New York Branch)                          1.02%       10/22/2003              160,000          160,000
Rabobank Nederlanden (New York Branch)                 1.03%        9/30/2003              200,000          200,002
Rabobank Nederlanden (New York Branch)                 1.04%       10/30/2003              135,000          135,000
===================================================================================================================

22

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
                                                       YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (New York Branch)           1.03%         9/3/2003            $ 105,000          105,000
Royal Bank of Scotland PLC (New York Branch)           1.02%        9/26/2003              255,000          255,000
                                                                                                          ---------
                                                                                                          4,839,557
                                                                                                          ---------
-------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,691,078)                                                                                       6,691,078
-------------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (5.0%)
-------------------------------------------------------------------------------------------------------------------
ABM-AMRO Bank NV                                       0.97%        9/17/2003               60,000           60,000
Barclays Bank PLC                                      1.04%       10/27/2003              150,000          150,000
Barclays Bank PLC                                     1.075%        11/4/2003              210,000          210,000
Barclays Bank PLC                                      1.06%       11/17/2003              150,000          150,000
Commonwealth Bank of Australia                         1.04%        10/3/2003              175,000          175,002
Credit Agricole Indosuez                               1.19%        9/17/2003              167,000          167,013
Danske Bank                                            1.05%        10/1/2003               73,000           73,001
HBOS Treasury Services PLC                             1.05%        10/7/2003              212,000          212,000
HBOS Treasury Services PLC                             1.08%       11/20/2003               95,000           95,000
HBOS Treasury Services PLC                             1.09%        12/1/2003              170,000          170,000
ING Bank                                              0.925%        9/25/2003              200,000          200,000
ING Bank                                               1.05%       10/10/2003              140,000          140,000
ING Bank                                               1.05%       10/14/2003               70,000           70,000
ING Bank                                               1.05%       10/30/2003              100,000          100,000
Landesbank Baden-Wuerttemberg                          1.07%        11/6/2003               19,000           19,000
Landesbank Hessen-Thueringen                           1.05%        10/2/2003              200,000          200,002
Royal Bank of Scotland                                 1.04%         9/3/2003              150,000          150,000
Societe Generale                                       1.06%        11/3/2003              260,000          260,000
-------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (Cost $2,601,018)                                                                                       2,601,018
-------------------------------------------------------------------------------------------------------------------
OTHER NOTES (0.1%)
-------------------------------------------------------------------------------------------------------------------
LaSalle National Bank (Bank Notes)
  (Cost $60,000)                                       1.03%        9/10/2003               60,000           60,000
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
-------------------------------------------------------------------------------------------------------------------
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  (Cost $211,025)                                      1.05%         9/2/2003              211,025          211,025
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.9%)
  (Cost $50,549,012)                                                                                     50,549,012
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.1%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                     1,233,807
Liabilities                                                                                               (145,664)
                                                                                                         ----------
                                                                                                          1,088,143
                                                                                                         ----------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                       $51,637,155
===================================================================================================================

 *See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable-rate note.
(2) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2003, the value of these securities was $7,810,654,000, representing 15.1% of net assets.

================================================================================
                                                                          AMOUNT
PRIME MONEY MARKET FUND                                                    (000)
--------------------------------------------------------------------------------
AT AUGUST 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $51,635,661
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                             1,494
--------------------------------------------------------------------------------
NET ASSETS                                                           $51,637,155
================================================================================

Investor Shares--Net Assets
Applicable to 47,339,810,383 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $47,341,242
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                          $1.00
================================================================================

Institutional Shares--Net Assets
Applicable to 4,295,859,380 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $4,295,913
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                     $1.00
================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                     MATURITY               AMOUNT           VALUE*
FEDERAL MONEY MARKET FUND                              YIELD**           DATE                (000)            (000)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (87.4%)
-------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank                              1.106%       11/17/2003               20,528           20,480
Federal Home Loan Bank                                1.197%        9/12/2003              216,350          216,287
Federal Home Loan Bank                                 1.01%        9/17/2003              201,200          201,110
Federal Home Loan Bank                                1.196%        10/8/2003                2,181            2,178
Federal Home Loan Bank                                1.115%       10/17/2003               22,693           22,661
Federal Home Loan Bank                                1.196%       10/20/2003                2,215            2,212
Federal Home Loan Bank                                1.146%       10/24/2003              239,285          238,889
Federal Home Loan Bank                                1.105%       10/29/2003               33,201           33,142
Federal Home Loan Bank                                1.105%       10/31/2003               16,413           16,383
Federal Home Loan Bank                                1.105%        11/7/2003              129,105          128,839
Federal Home Loan Bank                                 1.06%       11/19/2003              587,000          585,637
Federal Home Loan Bank                                1.116%       11/21/2003                8,000            7,980
Federal Home Loan Bank                                1.106%        12/8/2003               23,449           23,379
Federal National Mortgage Assn.                       1.227%         9/3/2003               42,000           41,997
Federal National Mortgage Assn.                       1.192%        9/17/2003              246,103          245,974
Federal National Mortgage Assn.                       1.196%       10/15/2003              100,465          100,336
Federal National Mortgage Assn.                       0.985%       10/28/2003              300,000          299,844
Federal National Mortgage Assn.                       1.197%       10/29/2003              123,454          123,240
Federal National Mortgage Assn.                       1.176%        11/5/2003              250,000          249,519
Federal National Mortgage Assn.                       1.105%       11/12/2003               39,000           38,916
Federal National Mortgage Assn.                       1.156%       11/14/2003               29,500           29,436
Federal National Mortgage Assn.                       1.116%       11/19/2003               50,000           49,875
Federal National Mortgage Assn.                       1.083%       11/26/2003              740,000          738,091
U.S. Treasury Bill                                    1.096%        9/11/2003              499,500          499,360
U.S. Treasury Bill                                    1.136%        10/9/2003              200,000          199,760
U.S. Treasury Bill                                    1.161%       10/16/2003              100,000           99,853
U.S. Treasury Bill                                    1.146%       10/30/2003               63,000           62,888
U.S. Treasury Bill                                    1.075%       11/28/2003               90,000           89,784
U.S. Treasury Bill                                    0.979%       12/11/2003              250,000          249,313
U.S. Treasury Bill                                    0.934%        1/15/2004              250,000          249,122
U.S. Treasury Bill                                    0.949%        1/22/2004              250,000          249,062
U.S. Treasury Bill                                    1.035%        2/19/2004               85,000           84,584
U.S. Treasury Bill                                    1.045%        2/26/2004              300,000          298,457
-------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $5,498,588)                                                                                       5,498,588
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (14.8%)
-------------------------------------------------------------------------------------------------------------------
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  (Cost $930,658)                                      1.05%         9/2/2003              930,658          930,658
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.2%)
  (Cost $6,429,246)                                                                                       6,429,246
-------------------------------------------------------------------------------------------------------------------

================================================================================
                                                                          MARKET
                                                                          VALUE*
FEDERAL MONEY MARKET FUND                                                  (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     21,627
Liabilities                                                            (161,803)
                                                                       ---------
                                                                       (140,176)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 6,288,924,944 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $6,289,070
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $1.00
================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

================================================================================
AT AUGUST 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT             PER
                                                           (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                       $6,288,936           $1.00
Undistributed Net Investment Income                           --              --
Accumulated Net Realized Gains                               134              --
--------------------------------------------------------------------------------
NET ASSETS                                            $6,289,070           $1.00
================================================================================

================================================================================
                                                                 FACE     MARKET
                                                  MATURITY     AMOUNT     VALUE*
TREASURY MONEY MARKET FUND              YIELD**       DATE      (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (99.8%)
--------------------------------------------------------------------------------
U.S. Treasury Bill                     1.179%     9/4/2003    108,683    108,673
U.S. Treasury Bill                     1.096%    9/11/2003    203,080    203,023
U.S. Treasury Bill                     1.111%    9/18/2003    518,528    518,288
U.S. Treasury Bill                     1.154%    9/25/2003    487,913    487,584
U.S. Treasury Bill                     1.101%    10/2/2003    343,110    342,786
U.S. Treasury Bill                     1.161%   10/16/2003    105,000    104,846
U.S. Treasury Bill                     1.146%   10/30/2003    222,836    222,493
U.S. Treasury Bill                     1.134%    11/6/2003    710,000    708,719
U.S. Treasury Bill                      1.07%   11/13/2003    638,000    636,715
U.S. Treasury Bill                     1.075%   11/28/2003    387,000    386,074
U.S. Treasury Bill                     0.833%   12/18/2003    319,303    318,508
U.S. Treasury Bill                     0.838%   12/26/2003    190,000    189,449
U.S. Treasury Bill                     0.944%     1/8/2004    423,841    422,413
U.S. Treasury Bill                     1.045%    2/26/2004    300,000    298,457
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $4,948,028)                                                    4,948,028
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     23,845
Liabilities                                                             (12,588)
                                                                       ---------
                                                                         11,257
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 4,958,728,943 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $4,959,285
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $1.00
================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

================================================================================
AT AUGUST 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT             PER
                                                           (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                       $4,958,748           $1.00
Undistributed Net Investment Income                           --              --
Accumulated Net Realized Gains                               537              --
--------------------------------------------------------------------------------
NET ASSETS                                            $4,959,285           $1.00
================================================================================

================================================================================
                                                                 FACE     MARKET
                                                  MATURITY     AMOUNT     VALUE*
ADMIRAL TREASURY MONEY MARKET FUND      YIELD**       DATE      (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (99.8%)
--------------------------------------------------------------------------------
U.S. Treasury Bill                     1.179%     9/4/2003    634,476    634,421
U.S. Treasury Bill                     1.096%    9/11/2003    420,047    419,930
U.S. Treasury Bill                     1.111%    9/18/2003    701,023    700,689
U.S. Treasury Bill                     1.154%    9/25/2003    992,463    991,773
U.S. Treasury Bill                     1.101%    10/2/2003  1,855,967  1,854,416
U.S. Treasury Bill                     1.161%   10/16/2003    295,000    294,567
U.S. Treasury Bill                     1.146%   10/30/2003  1,016,718  1,015,149
U.S. Treasury Bill                     1.134%    11/6/2003  1,660,000  1,657,014
U.S. Treasury Bill                      1.07%   11/13/2003  1,540,000  1,536,971
U.S. Treasury Bill                     1.075%   11/28/2003  1,103,000  1,100,237
U.S. Treasury Bill                     0.833%   12/18/2003    750,000    748,132
U.S. Treasury Bill                     0.838%   12/26/2003    569,152    567,665
U.S. Treasury Bill                     0.944%     1/8/2004    340,569    339,418
U.S. Treasury Bill                     1.035%    2/19/2004    200,000    199,021
U.S. Treasury Bill                     1.045%    2/26/2004  1,055,000  1,049,575
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $13,108,978)                                                  13,108,978
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     51,767
Liabilities                                                             (31,442)
                                                                      ----------
                                                                          20,325
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 13,128,877,540 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $13,129,303
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                  $1.00
================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

================================================================================
AT AUGUST 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                       Amount                Per
                                                        (000)              Share
--------------------------------------------------------------------------------
Paid-in Capital                                   $13,128,877              $1.00
Undistributed Net Investment Income                        --                 --
Accumulated Net Realized Gains                            426                 --
--------------------------------------------------------------------------------
NET ASSETS                                        $13,129,303              $1.00
================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

============================================================================================================
                                                                                                     ADMIRAL
                                        PRIME              FEDERAL             TREASURY             TREASURY
                                 MONEY MARKET         MONEY MARKET         MONEY MARKET         MONEY MARKET
                                         FUND                 FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31, 2003
------------------------------------------------------------------------------------------------------------
                                        (000)                (000)                (000)                (000)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                           $770,020              $96,251              $67,083            $ 155,541
------------------------------------------------------------------------------------------------------------
    Total Income                      770,020               96,251               67,083              155,541
------------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
   Investment Advisory Services         7,768                  973                  717                1,652
   Management and Administrative
     Investor Shares                  138,935               18,964               14,090               12,430
     Institutional Shares               2,949                   --                   --                   --
   Marketing and Distribution
     Investor Shares                    9,392                1,278                  933                2,113
     Institutional Shares                 817                   --                   --                   --
  Custodian Fees                          856                  105                   84                  191
  Auditing Fees                            11                   10                   10                   10
  Shareholders' Reports and Proxies
    Investor Shares                     1,091                  104                   81                  130
    Institutional Shares                   54                   --                   --                   --
  Trustees' Fees and Expenses              77                   10                    7                   14
------------------------------------------------------------------------------------------------------------
    Total Expenses                    161,950               21,444               15,922               16,540
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                 608,070               74,807               51,161              139,001
------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  ON INVESTMENT SECURITIES SOLD         1,332                (153)                  (9)                   44
------------------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES                  --                   --                   --                   --
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS           $609,402              $74,654              $51,152             $139,045
============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.

=======================================================================================
                                                                PRIME MONEY MARKET FUND
                                                              -------------------------
                                                                  YEAR ENDED AUGUST 31,
---------------------------------------------------------------------------------------
                                                              2003                 2002
                                                             (000)                (000)
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                 $ 608,070          $ 1,140,839
  Realized Net Gain (Loss)                                  1,332                 (482)
  Unrealized Appreciation (Depreciation)                       --                   --
---------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                           609,402            1,140,357
---------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
  Investor Shares                                        (550,161)          (1,046,743)
  Institutional Shares                                    (57,909)             (94,096)
---------------------------------------------------------------------------------------
    Total Dividends                                      (608,070)          (1,140,839)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES (at $1.00)
  Issued                                               46,693,289           52,357,925
  Issued in Lieu of Cash Distributions                    533,180            1,011,836
  Redeemed                                            (49,670,671)         (54,080,737)
---------------------------------------------------------------------------------------
    Net Increase (Decrease)--Investor Shares           (2,444,202)            (710,976)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES (at $1.00)
  Issued                                                7,135,394            7,642,777
  Issued in Lieu of Cash Distributions                     51,505               81,893
  Redeemed                                             (6,783,602)          (7,681,922)
---------------------------------------------------------------------------------------
    Net Increase (Decrease)--Instituional Shares          403,297               42,748
---------------------------------------------------------------------------------------
  Total Increase (Decrease)                            (2,039,573)            (668,710)
---------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  53,676,728           54,345,438
---------------------------------------------------------------------------------------
  End of Period                                       $51,637,155          $53,676,728
=======================================================================================

30

================================================================================
                                                                  FEDERAL
                                                             MONEY MARKET FUND
                                                           ---------------------
                                                           YEAR ENDED AUGUST 31,
--------------------------------------------------------------------------------
                                                           2003             2002
                                                          (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 74,807        $ 147,038
  Realized Net Gain (Loss)                                (153)             343
  Unrealized Appreciation (Depreciation)                    --               --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           74,654          147,381
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                   (74,807)        (147,038)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (at $1.00)
  Issued                                             4,382,951        6,898,037
  Issued in Lieu of Cash Distributions                  72,576          141,459
  Redeemed                                          (4,959,946)      (6,773,356)
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                              (504,419)         266,140
--------------------------------------------------------------------------------
  Total Increase (Decrease)                           (504,572)         266,483
--------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                6,793,642        6,527,159
--------------------------------------------------------------------------------
  End of Period                                     $6,289,070       $6,793,642
================================================================================

================================================================================
                                                                 TREASURY
                                                             MONEY MARKET FUND
                                                          ----------------------
                                                           YEAR ENDED AUGUST 31,
--------------------------------------------------------------------------------
                                                           2003             2002
                                                          (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 51,161         $ 93,598
  Realized Net Gain (Loss)                                  (9)             (92)
  Unrealized Appreciation (Depreciation)                    --               --
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         51,152           93,506
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                   (51,161)         (93,598)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (at $1.00)
  Issued                                             4,132,876        4,625,147
  Issued in Lieu of Cash Distributions                  49,561           90,263
  Redeemed                                          (4,045,418)      (4,345,601)
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                               137,019          369,809
--------------------------------------------------------------------------------
  Total Increase (Decrease)                            137,010          369,717
--------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                4,822,275        4,452,558
--------------------------------------------------------------------------------
  End of Period                                     $4,959,285       $4,822,275
================================================================================

================================================================================
                                                           ADMIRAL TREASURY
                                                          MONEY MARKET FUND
                                                     ---------------------------
                                                         YEAR ENDED AUGUST 31,
--------------------------------------------------------------------------------
                                                           2003             2002
                                                          (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                              $ 139,001        $ 199,697
  Realized Net Gain (Loss)                                  44             (221)
  Unrealized Appreciation (Depreciation)                    --               --
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                        139,045          199,476
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                  (139,001)        (199,697)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (at $1.00)
  Issued                                            12,787,090       11,321,970
  Issued in Lieu of Cash Distributions                 131,227          191,450
  Redeemed                                         (10,396,787)      (8,756,890)
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                             2,521,530        2,756,530
--------------------------------------------------------------------------------
    Total Increase (Decrease)                        2,521,574        2,756,309
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                               10,607,729        7,851,420
--------------------------------------------------------------------------------
  End of Period                                    $13,129,303      $10,607,729
================================================================================

FINANCIAL HIGHLIGHTS

Each fund's objective is to maintain a constant net asset value of $1.00 per share by distributing all of the fund's net investment income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

PRIME MONEY MARKET FUND INVESTOR SHARES

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .011         .021          .037         .060         .049         .053
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .011         .021          .037         .060         .049         .053
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.011)       (.021)        (.037)       (.060)       (.049)       (.053)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.011)       (.021)        (.037)       (.060)       (.049)       (.053)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                              1.12%        2.09%         3.78%        6.21%        4.97%        5.42%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $47,341      $49,784       $50,495      $45,719      $39,430      $33,732
  Ratio of Total Expenses to
    Averae Net Assets                                     0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.12%        2.07%       4.92%**        6.04%        4.85%        5.28%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

PRIME MONEY MARKET FUND INSTITUTIONAL SHARES

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .013         .023          .039         .062         .050         .055
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .013         .023          .039         .062         .050         .055
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.013)       (.023)        (.039)       (.062)       (.050)       (.055)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.013)       (.023)        (.039)       (.062)       (.050)       (.055)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                              1.33%        2.31%         3.93%        6.39%        5.15%        5.61%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $4,296       $3,893        $3,850       $2,660       $1,776       $1,143
  Ratio of Total Expenses to
    Average Net Assets                                    0.10%        0.11%       0.13%**        0.15%        0.15%        0.15%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.32%        2.27%       5.03%**        6.24%        5.04%        5.46%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

FEDERAL MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .011         .021          .037         .059         .048         .052
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .011         .021          .037         .059         .048         .052
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.011)       (.021)        (.037)       (.059)       (.048)       (.052)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.011)       (.021)        (.037)       (.059)       (.048)       (.052)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
=================================================================================================================================

TOTAL RETURN                                              1.11%        2.12%         3.78%        6.11%        4.89%        5.35%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $6,289       $6,794        $6,527       $5,495       $5,243       $4,263
  Ratio of Total Expenses to
    Average Net Assets                                    0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.11%        2.10%       4.92%**        5.94%        4.79%        5.21%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

TREASURY MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           DEC. 1,
                                                               AUGUST 31,         2000, TO             YEAR ENDED NOVEMBER 30,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .010         .020          .035         .056         .044         .050
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .010         .020          .035         .056         .044         .050
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.010)       (.020)        (.035)       (.056)       (.044)       (.050)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.010)       (.020)        (.035)       (.056)       (.044)       (.050)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                              1.03%        1.98%         3.58%        5.70%        4.51%        5.06%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $4,959       $4,822        $4,453       $4,107       $4,593       $3,942
  Ratio of Total Expenses to
    Average Net Assets                                    0.32%        0.33%       0.33%**        0.33%        0.33%        0.33%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.03%        1.95%       4.68%**        5.53%        4.41%        4.94%
=================================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

ADMIRAL TREASURY MONEY MARKET FUND

=================================================================================================================================
                                                              YEAR ENDED           FEB. 1,
                                                               AUGUST 31,         2001, TO             YEAR ENDED January 31,
                                                       ------------------------   AUG. 31,       --------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003         2002         2001*         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .012         .021          .026         .059         .047         .050
  Net Realized and Unrealized Gain (Loss) on Investments    --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .012         .021          .026         .059         .047         .050
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.012)       (.021)        (.026)       (.059)       (.047)       (.050)
  Distributions from Realized Capital Gains                 --           --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.012)       (.021)        (.026)       (.059)       (.047)       (.050)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
=================================================================================================================================

TOTAL RETURN                                              1.20%        2.15%         2.65%        6.07%        4.79%        5.12%
=================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $13,129      $10,608        $7,851       $6,746       $5,648       $5,057
  Ratio of Total Expenses to
    Average Net Assets                                    0.14%        0.14%       0.15%**        0.15%        0.15%        0.15%
  Ratio of Net Investment Income to
    Average Net Assets                                    1.18%        2.09%       4.49%**        5.90%        4.69%        4.97%
=================================================================================================================================

 *The fund's fiscal year-end changed from January 31 to August 31, effective
  August 31, 2001.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund and the Admiral Treasury Money Market Fund invest in short-term debt instruments backed by the full faith and credit of the U.S. government.

The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. The Federal, Treasury, and Admiral Treasury Money Market Funds each offer only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.  SECURITY   VALUATION:   Securities  are  valued  at  amortized  cost,  which
approximates market value.

2. REPURCHASE AGREEMENTS: The Prime Money Market and Federal Money Market Funds, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. These funds may also invest directly in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. DISTRIBUTIONS: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At August 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

================================================================================
                    CAPITAL CONTRIBUTION        PERCENTAGE         PERCENTAGE OF
                             TO VANGUARD           OF FUND            VANGUARD'S
MONEY MARKET FUND                  (000)        NET ASSETS        CAPITALIZATION
--------------------------------------------------------------------------------
Prime                            $8,850              0.02%                 8.85%
Federal                           1,107              0.02                  1.11
Treasury                            847              0.02                  0.85
Admiral Treasury                  2,179              0.02                  2.18
================================================================================

The funds' trustees and officers are also directors and officers of Vanguard.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard Money Market Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund and Admiral Treasury Money Market Fund (hereafter referred to as the "Funds") at August 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 7, 2003

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (112)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (112)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (112)                Chairman (JanuarySeptember 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (112)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (110)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (112)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (112)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (112)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (112)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. The guidelines are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q300 102003

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

ITEM 4: Not Applicable

ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) code of ethics
         (b) certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD MONEY MARKET RESERVES

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: October 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD MONEY MARKET RESERVES

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: October 27, 2003

      VANGUARD MONEY MARKET RESERVES

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
                TREASURER

Date: October 27, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.